SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2021 ₪ / shares $ / shares shares	Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	485,542	485,542
Weighted Average Exercise Price, Outstanding		$ 25.33
Number Exercisable, Exercisable | shares	327,859	327,859
Weighted Average Exercise Price, Exercisable		$ 21.09
10.08-20.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.24
Exercise Prices, maximum	$ 20.00
Number Outstanding | shares	134,047	134,047
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 1 month 13 days
Weighted Average Exercise Price, Outstanding		$ 11.53
Number Exercisable, Exercisable | shares	134,047	134,047
Weighted Average Exercise Price, Exercisable		$ 11.53
20.01-35.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 20.01
Exercise Prices, maximum	$ 35.00
Number Outstanding | shares	309,054	309,054
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 7 months 9 days
Weighted Average Exercise Price, Outstanding		$ 26.59
Number Exercisable, Exercisable | shares	185,815	185,815
Weighted Average Exercise Price, Exercisable		$ 26.85
35.01-50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 35.01
Exercise Prices, maximum	$ 50.00
Number Outstanding | shares	28,635	28,635
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 5 months 4 days
Weighted Average Exercise Price, Outstanding		$ 46.08
Number Exercisable, Exercisable | shares	6,948	6,948
Weighted Average Exercise Price, Exercisable		$ 46.27
50.01-70.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 50.01
Exercise Prices, maximum	$ 70.00
Number Outstanding | shares	4,191	4,191
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 7 months 17 days
Weighted Average Exercise Price, Outstanding		$ 54.67
Number Exercisable, Exercisable | shares	1,049	1,049
Weighted Average Exercise Price, Exercisable | ₪ / shares	$ 54.67
70.01-102.35 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 70.01
Exercise Prices, maximum	$ 102.35
Number Outstanding | shares	9,615	9,615
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 5 months 23 days
Weighted Average Exercise Price, Outstanding		$ 102.35
Number Exercisable, Exercisable | shares	0	0
Weighted Average Exercise Price, Exercisable | ₪ / shares	$ 0